Note 3 - Transactions With Related Parties (Details) € in Thousands						1 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($) shares	Jun. 14, 2021	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 14, 2022	Sep. 09, 2021 USD ($)	Jan. 01, 2018
Management Fees Related Parties							$ 56,254,000		$ 46,735,000		$ 29,621,000
Voyage Expenses Related Parties							13,993,000		15,418,000		11,089,000
Other Liabilities, Current, Total							7,377,000		3,456,000
Assets, Total							5,287,022,000		4,896,229,000
Stockholders' Equity, Gain (loss) from Common Control Transaction											86,000
General Administrative Expenses Related Parties							8,542,000		9,792,000		9,947,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Gain (loss) from Common Control Transaction											86,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel	$ 1,020,000.00										956
Management Fee Per Day, Per Vessel Under Bareboat Charter	510,000										478
Construction Supervisory Fee	$ 840,000										787,000
Commission Charged on Charter Hire Agreements	1.25%				1.25%
Quarterly Fee to Related Parties	$ 667,000										625,000
Quarterly Fee to Related Parties, Shares (in shares) | shares	149,600
Management Fees Related Parties							42,532,000		43,915,000		29,621,000
Amounts Paid to Third Party Managers							14,489,000		14,605,000		11,057,000
Voyage Expenses Related Parties							12,602,000		13,930,000		9,756,000
Fair Value of Shares Issued to Manager							$ 5,850,000		7,089,000		7,414,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares							598,400	598,400
Working Capital Security							$ 5,250,000		5,625,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security							4,775,000		5,250,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security							475,000		375,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End							2,667,000		2,667,000		2,500,000
Other Third-party Managers [Member] | Minimum [Member]
Working Capital Security Per Vessel							75,000
Other Third-party Managers [Member] | Maximum [Member]
Working Capital Security Per Vessel							50,000
Costamare Shipping [Member]
Total Charges by Manager to Companys Affiliates							2,048,000		1,776,000		2,752,000
Accounts Receivable, after Allowance for Credit Loss							3,172,000		3,581,000
Framework Deed [Member]
Total Payments to Third Party Managers for Company's Affiliates							508,000		876,000		1,022,000
Costamare Services [Member]
Accounts Payable, Current							2,131,000		1,380,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties							700,000		749,000		595,000
Percentage Ownership														50.00%
Annual Fee to Related Parties | €								€ 9,413		€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €								€ 1,281		€ 1,281
Vessels Under Time Charter			4
Daily Brokerage Commission on Time Charter			$ 165
Blue Net Asia Pte., Ltd. ("BNA") (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements				1.25%
Voyage Expenses Related Parties							691,000		739,000		738,000
Percentage Ownership				50.00%
Vessels Under Time Charter				5
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member]
Number of Companies Acquired		16
Other Liabilities, Current, Total													$ 54,491,000
Assets, Total													$ 54,578,000
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member] | Additional Paid-in Capital [Member]
Dead Weight Tonnage of Vessels													932,329
Stockholders' Equity, Gain (loss) from Common Control Transaction											86,000
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Accounts Payable, Current							0		0
Related Party Transaction, Amounts of Transaction							25,000		36,000		91,000
General Administrative Expenses Related Parties											33,000
Related Party Transaction, Expenses Capitalized as Financing Costs											$ 58,000
Local Agencies [Member] | Service Agreements [Member]
Management Fees Related Parties							11,689,000		2,821,000
Accounts Receivable, after Allowance for Credit Loss							1,647,000		257,000
Accounts Payable, Current									$ 952,000
Related Party Transaction, Percentage Mark Up												11.00%
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. ("NGF") [Member]
Subsidiary, Ownership Percentage, Parent						51.00%
Neptune Global Finance Ltd. ("NGF") [Member] | Neptune Maritime Leasing Limited ("NML") [Member]
Management Fees Related Parties							2,033,000
Accounts Receivable, after Allowance for Credit Loss							341,000
Fee Percentage on Contributed Capital Invested						1.50%
Fee Percentage on Committed Capital to be Invested						0.80%
Neptune Maritime Leasing Limited ("NML") [Member] | Neptune Global Finance Ltd. ("NGF") [Member]
Fee Percentage on Contributed Capital Invested						51.00%
Subsidiary, Ownership Percentage, Noncontrolling Owner						49.00%
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss							$ 0
Annual Fee to Related Parties						$ 250,000